UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonebrook Fund Management LLC
Address:   450 Park Avenue, 12th Floor
           New York, New York  10022

Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Marc Abel
Title:    Chief Financial Officer
Phone:    212-702-4813

Signature, Place, and Date of Signing:


/S/ MARC ABEL         New York, New York                May 3, 2004
--------------        ----------------------            ------------------
[Signature]           [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                30
                                                                     ----
Form 13F Information Table Value Total:                          $421,939
                                                                  -------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE

                                                Stonebrook Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter Ended March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                              Title of              Value      Shares/  Sh/    Put/   Investment    Other         Voting Authority
Name of Issuer                Class     CUSIP      (x $1000)   Prn Amt  Prn    Call   Discretion   Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO        CL A      002896207   21,587     637,900  SH             SOLE                     637,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MFG HLDGS IN  COM       024061103   21,814     619,100  SH             SOLE                     619,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP               COM       03073T102   13,513     295,700  SH             SOLE                     295,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW             CL A      032095101   12,088     407,000  SH             SOLE                     407,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC                    COM       03674B104   21,146     233,300  SH             SOLE                     233,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC                  COM       04621X108   22,756     904,800  SH             SOLE                     904,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC                  COM       053332102   20,538     238,900  SH             SOLE                     238,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP           COM       091797100   14,144     248,400  SH             SOLE                     248,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC          COM       07556Q105   22,156     209,200  SH             SOLE                     209,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL WEST HLDGS INC        COM       11037M105    1,769      86,700  SH             SOLE                      86,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC                COM       23331A109   15,327     432,600  SH             SOLE                     432,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS INC           CL B      26969P207    3,352      57,400  SH             SOLE                      57,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC              COM       50730R102    9,393     645,600  SH             SOLE                     645,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC            COM       532716107    3,000     150,000  SH             SOLE                     150,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIBORNE INC             COM       539320101   18,077     492,700  SH             SOLE                     492,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC                CL A      559222401   19,396     244,900  SH             SOLE                     244,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC                    COM       577081102   20,861   1,131,300  SH             SOLE                   1,131,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICHAELS STORES INC           COM       594087108    9,418     193,700  SH             SOLE                     193,700
------------------------------------------------------------------------------------------------------------------------------------


                                                Stonebrook Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter Ended March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                              Title of              Value      Shares/  Sh/    Put/   Investment    Other         Voting Authority
Name of Issuer                Class     CUSIP      (x $1000)   Prn Amt  Prn    Call   Discretion   Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OVERNITE CORP                 COM       690322102    7,992     347,472  SH             SOLE                     347,472
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER INC               COM       74838C106   12,343     564,900  SH             SOLE                     564,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP                   COM       695257105    4,744     213,200  SH             SOLE                     213,200
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD               COM       758110100   21,341     516,100  SH             SOLE                     516,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REGAL ENTMT GROUP             CL A      758766109    4,829     219,700  SH             SOLE                     219,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RPM INTL INC                  COM       749685103    8,267     499,800  SH             SOLE                     499,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP NEW         COM       85375C101   16,608     276,800  SH             SOLE                     276,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC           COM       89579K109   14,553     472,200  SH             SOLE                     472,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNITED DEFENSE INDS INC       COM       91018B104   12,964     407,800  SH             SOLE                     407,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLCHOICE INC                COM       949475107   15,029     407,300  SH             SOLE                     407,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD     SHS       G96655108   20,914     562,200  SH             SOLE                     562,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP           COM       985577105   12,020     356,681  SH             SOLE                     356,681
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 30 DATA RECORDS                           421,939      0 OTHER MANAGERS
                                                                ON WHOSE  BEHALF
                                                                REPORT IS FILED